Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives	Dec. 31, 2022
Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	3 years
Vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	3 years
Vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	4 years
Office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	5 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	5 years
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and equipment, estimated useful lives	20 years